Segmented information	12 Months Ended
Dec. 31, 2025
Segmented Information
Segmented information
18.	Segmented information:

The operations of the Company are in one industry segment: digital mapping and related services. Revenue by geographic segment is included in Note 13.

Intermap Technologies corporation

Notes to Consolidated Financial Statements

(In thousands of United States dollars, except per share information)

For the years ended December 31, 2025 and 2024	Page 30

Property and equipment of the Company are located as follows:

	December 31, 2025	December 31, 2024

United States	$2,851	$2,393
Europe	21	212
Asia/Pacific	183	306
	$3,055	$2,911

A summary of sales to major customers that exceeded 10% of total sales during each period are as follows:

Year ended December 31,	2025	2024

Customer A	$3,949	$10,496
Customer B	1,236	650
	$5,185	$11,146